USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED MARCH 7, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2018,
AS SUPPLEMENTED NOVEMBER 7, 2018
Growth and Tax Strategy Fund (USBLX)
Precious Metals and Minerals Fund Shares (USAGX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)
Emerging Markets Fund Shares (USEMX)
Emerging Markets Fund Institutional Shares (UIEMX)
Emerging Markets Fund Adviser Shares (UAEMX)
Treasury Money Market Trust® (UATXX)
International Fund Shares (USIFX)
International Fund Institutional Shares (UIIFX)
International Fund Adviser Shares (UAIFX)
International Fund R6 Shares (URITX)
World Growth Fund Shares (USAWX)
World Growth Fund Institutional Shares (UIWGX)
World Growth Fund Adviser Shares (USWGX)
Government Securities Fund Shares (USGNX)
Government Securities Fund Institutional Shares (UIGSX)
Government Securities Fund Adviser Shares (UAGNX)
Government Securities Fund R6 Shares (URGSX)
Managed Allocation Fund (UMAFX)
Cornerstone Conservative Fund (USCCX)
Cornerstone Moderately Conservative Fund (UCMCX)
Cornerstone Moderate Fund (USBSX)
Cornerstone Moderately Aggressive Fund (USCRX)
Cornerstone Aggressive Fund (UCAGX)
Cornerstone Equity Fund (UCEQX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
The following disclosure hereby replaces the seventh paragraph in its entirety under “Subadvisory Agreements” regarding Emerging Markets Fund found on page 60.
The Manager (not the Fund) pays Brandes a fee in the annual amount of 0.65% on the first $500 million, and 0.60% on assets over $500 million of the portion of the Fund’s average daily net assets that Brandes manages. Brandes is 100% beneficially owned by senior professionals of the firm.
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USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED MARCH 7, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2018,
AS SUPPLEMENTED DECEMBER 1, 2018
Aggressive Growth Fund Shares (USAUX)
Aggressive Growth Fund Institutional Shares (UIAGX)
Growth Fund Shares (USAAX)
Growth Fund Institutional Shares (UIGRX)
Growth & Income Fund Shares (USGRX)
Growth & Income Fund Institutional Shares (UIGIX)
Growth & Income Fund Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)
Income Stock Fund Institutional Shares (UIISX)
Income Stock Fund R6 Shares (URISX)
Income Fund Shares (USAIX)
Income Fund Institutional Shares (UIINX)
Income Fund Adviser Shares (UINCX)
Income Fund R6 Shares (URIFX)
Short-Term Bond Fund Shares (USSBX)
Short-Term Bond Fund Institutional Shares (UISBX)
Short-Term Bond Fund Adviser Shares (UASBX)
Short-Term Bond Fund R6 Shares (URSBX)
Money Market Fund (USAXX)
Science & Technology Fund Shares (USSCX)
Science & Technology Fund Adviser Shares (USTCX)
Intermediate-Term Bond Fund Shares (USIBX)
Intermediate-Term Bond Fund Institutional Shares (UIITX)
Intermediate-Term Bond Fund Adviser Shares (UITBX)
Intermediate-Term Bond Fund R6 Shares (URIBX)
High Income Fund Shares (USHYX)
High Income Fund Institutional Shares (UIHIX)
High Income Fund Adviser Shares (UHYOX)
High Income Fund R6 Shares (URHIX)
Small Cap Stock Fund Shares (USCAX)
Small Cap Stock Fund Institutional Shares (UISCX)
Capital Growth Fund (USCGX)
Capital Growth Fund Institutional Shares (UICGX)
Value Fund Shares (UVALX)
Value Fund Adviser Shares (UAVAX)
Value Fund Institutional Shares (UIVAX)
This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

The first table “Expense Ratio after Reimbursement” found on page 61, hereby is deleted and replaced with the following:
Fund/Class	Expense Ratio After Reimbursement as a % of Average Net Assets (ANA)
Aggressive Growth Fund Institutional Shares	0.70%
Capital Growth Fund Institutional Shares	1.10%
Growth & Income Fund Adviser Shares	1.15%
High Income Fund Adviser Shares	1.00%
High Income Fund R6 Shares	0.65%
Income Fund R6 Shares	0.39%
Income Stock Fund R6 Shares	0.65%
Intermediate-Term Bond Fund R6 Shares	0.39%
Short-Term Bond Fund R6 Shares	0.39%
The tenth paragraph under “Subadvisory Agreements” section found on page 62 of SAI relating to the Small Cap Stock Fund hereby is replaced in its entirety with the following:
For the Small Cap Stock Fund, the Manager has entered into Subadvisory Agreements with Wellington Management, GIMI, and ClariVest. The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.60% of the first $250 million, plus 0.55% of the amount over $250 million of the Fund’s average daily net assets that Wellington Management manages.
99330-0319